Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/15
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		March 20, 2015
Closing Date:		April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	0.42655%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$39,548,151.55	0.1704662	$7,394,559.19	0.0318731	$32,153,592.36
Class A-2-A Notes	$186,000,000.00	1.0000000	$186,000,000.00	1.0000000	$-
Class A-2-B Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$976,618,151.55	0.8353804	$944,464,559.19	0.8078768	$32,153,592.36

Weighted Avg. Coupon (WAC)	3.18%		3.17%
Weighted Avg. Remaining Maturity (WARM)	54.22		53.28
Pool Receivables Balance	$1,047,538,706.22		$1,014,580,045.03
Remaining Number of Receivables	58,333		57,521

Adjusted Pool Balance	$1,017,096,007.73		$985,232,804.66

III. COLLECTIONS

Principal:
Principal Collections	$31,510,071.16
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$617,974.00
Total Principal Collections	$32,128,045.16

Interest:
Interest Collections	$2,751,887.84
Late Fees & Other Charges	$50,611.95
Interest on Repurchase Principal
Total Interest Collections	$2,802,499.79

Collection Account Interest	$1,932.76
Reserve Account Interest	$189.31
Servicer Advances	$-

Total Collections	$34,932,667.02

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/15
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$34,932,667.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,932,667.02

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$872,948.92	$-	$872,948.92	$872,948.92
Collection Account Interest					$1,932.76
Late Fees & Other Charges					$50,611.95
Total due to Servicer					$925,493.63

2. Class A Noteholders Interest:
Class A-1 Notes		$10,875.74		$10,875.74
Class A-2-A Notes		$106,950.00		$106,950.00
Class A-2-B Notes		$81,755.42		$81,755.42
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$654,855.82		$654,855.82	$654,855.82

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

Available Funds Remaining:					$33,247,228.57

7. Regular Principal Distribution Amount:					$32,153,592.36

		Distributable Amount		Paid Amount
Class A-1 Notes				$32,153,592.36
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$32,153,592.36		$32,153,592.36
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$32,153,592.36		$32,153,592.36

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,093,636.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$30,442,698.49
Beginning Period Amount	$30,442,698.49
Current Period Amortization	$1,095,458.12
Ending Period Required Amount	$29,347,240.37
Ending Period Amount	$29,347,240.37
Next Distribution Date Required Amount	$28,271,394.73

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%
		Beginning	Ending	Target
Overcollateralization Amount		$40,477,856.18	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool		3.38%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool		3.98%	4.14%	4.14%

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/15
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.05%	56,972	98.84%	$1,002,840,813.44
30 - 60 Days	0.67%	384	0.81%	$8,232,509.28
61 - 90 Days	0.23%	131	0.27%	$2,755,282.82
91 + Days	0.06%	34	0.07%	$751,439.49
		57,521		$1,014,580,045.03
Total
Delinquent Receivables 61 + days past due	0.29%	165	0.35%	$3,506,722.31
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	137	0.28%	$2,894,621.49
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	116	0.22%	$2,339,605.40
Three-Month Average Delinquency Ratio	0.24%		0.28%

Repossession in Current Period		47		$1,078,014.69
Repossession Inventory		102		$752,305.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,448,590.03
Recoveries				$(617,974.00)
Net Charge-offs for Current Period				$830,616.03

Beginning Pool Balance for Current Period				$1,047,538,706.22

Net Loss Ratio				0.95%
Net Loss Ratio for 1st Preceding Collection Period				1.14%
Net Loss Ratio for 2nd Preceding Collection Period				1.19%
Three-Month Average Net Loss Ratio for Current Period				1.09%

Cumulative Net Losses for All Periods				$3,883,006.29
Cumulative Net Losses as a % of Initial Pool Balance				0.31%

Principal Balance of Extensions				$4,566,701.94
Number of Extensions				200

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